Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Taxes [Line Items]
Net decrease in valuation allowances	$ 16,078	$ 27,194
Tax credits, net capital and operating loss carryforwards	829,260	797,091
Tax credits, net capital and operating loss carryforwards having expiration date	$ 245,843	$ 244,711
Tax credits, net capital and operating loss carryforwards expiration date	Through 2040 for $245,843 in net operating losses	Through 2039 for $244,711 in net operating losses
Gross unrecognized tax benefits	$ 168,186	$ 169,322	$ 187,646	$ 193,024
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	15,812	31,108
Interest and penalty releases net recognized in the income statement	15,396
Tax benefit recognized in the statements of income, net of interest and penalty reversals		4,679
Foreign tax benefit resulting from tax enactments related to COVID-19	4,964
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	29,400	37,672	3,880
Release of gross unrecognized tax benefits offset by a net benefit included within income tax expense	14,971
Tax benefit related to the release of withholding and income tax reserves for unremitting earnings	28,795	$ 28,795	$ 28,795
Maximum [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefits within next 12 months	$ 15,446
GUERNSEY
Income Taxes [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	$ 47,582
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 58,336	$ 53,143